               --------------------------------------------------

DIRECTORS                                  OFFICERS
Barton M. Biggs                            James W. Grisham
CHAIRMAN OF THE BOARD                      VICE PRESIDENT
  Chairman and Director, Morgan Stanley    Michael F. Klein
  Asset Management Inc. and Morgan         VICE PRESIDENT
  Stanley Asset Management Limited;        Harold J. Schaaff,
  Managing Director, Morgan Stanley & Co.  Jr.
  Incorporated; Director, Morgan Stanley   VICE PRESIDENT
  Group Inc.                               Joseph P. Stadler
Warren J. Olsen                            VICE PRESIDENT
DIRECTOR AND PRESIDENT                     Valerie Y. Lewis
  Principal, Morgan Stanley Asset          SECRETARY
  Management Inc. and Morgan Stanley &     Karl O. Hartmann
  Co. Incorporated                         ASSISTANT SECRETARY
John D. Barrett II                         James R. Rooney
Chairman and Director,                     TREASURER
Barrett Associates, Inc.                   Joanna M. Haigney
Gerard E. Jones                            ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer,
Rand McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

            --------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
            --------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
               --------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
               --------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
               --------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

               --------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                             ASIAN EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Asian Equity Portfolio is to seek long-term capital appreciation by investing primarily in equity securities which are traded on recognized exchanges of Hong Kong, Singapore, Malaysia, Thailand, Indonesia and the Philippines. The Portfolio may also invest in equity securities traded on markets in Taiwan, South Korea, India, Pakistan, Sri Lanka and other Asian developing markets which are open for foreign investment. The Portfolio does not intend to invest in securities which are principally traded in Japan or in companies organized under the laws of Japan.

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) COMBINED FAR EAST FREE EX-JAPAN INDEX(1)
----------------------------------------------------

                                  TOTAL RETURNS(2)
                         -----------------------------------    AVERAGE
                                                   AVERAGE      ANNUAL
                                        ONE        ANNUAL        SINCE
                            YTD        YEAR       FIVE YEAR    INCEPTION
                         ---------  -----------  -----------  -----------
PORTFOLIO-CLASS A......      -4.65%      -7.27%       15.98%       16.47%
PORTFOLIO-CLASS B(3)...      -4.70       -7.50           NA        -1.54
INDEX..................      -4.20       -4.19        14.30        15.28

1. The MSCI Combined Far East Free ex-Japan Index is an unmanaged index of common stocks and includes China Free, Indonesia, Hong Kong, Malaysia, the Philippines, Korea, Singapore, Taiwan and Thailand (includes dividends).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------
THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI COMBINED FAR EAST FREE EX-JAPAN INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

For the three months ended March 31, 1997, the Portfolio had a total return of -4.65% for the Class A shares and -4.70% for the Class B shares, as compared to a total return of -4.20% for the Morgan Stanley Capital International (MSCI) combined Far East Free ex-Japan Index (the "Index"). The average annual total return for the one year and five-year periods ended March 31, 1997 and for the period from inception on July 1, 1991 through March 31, 1997 was -7.27%, 15.98% and 16.47%, respectively, for the Class A shares as compared with -4.19%, 14.30% and 15.28%, respectively, for the Index.

Over the first quarter of 1997, divergence in performance among the individual country markets continued to be wide with the worst performer, Thailand falling a sharp 15.2% over the quarter while the best performing market, Taiwan rose by 9.5% over the same period.

The year actually opened on a relatively firm note with the Index registering a gain of 1.3% in January. February was still a positive month with a rise of 0.3% but the tone progressively got weaker with rising U.S. interest rates and a faltering Dow. The slide culminated in a sell-off which took the Index down by 5.7% in March.

STRATEGY & OUTLOOK

As at the end of the quarter, the Portfolio's country weights were largely in line with that of the Index except for an overweight in Thailand and an underweight in Taiwan.

Although the Thai market continued to underperform, the worst seems to be over. Most recently, in the face of disappointing earnings and macro-economic news, and a downgrade by S&P, the market held its ground at the 700 level on the Thai Stock Market Index. Foreign premiums on the bell-weather blue chip Thai banks have expanded and the Thai market actually outperformed the regional index in the March sell-off. Positives would include an oversold market which is extremely cheap on historical levels but economic fundamentals continue to weaken as the financial crisis works its way through the system. The recovery is likely to be slow and painful and the Portfolio will incrementally seek to add to Thailand as the recovery progresses.

Taiwan had continued to surprise on the upside. After its surprising 38.9% rise in 1996, it continued to surge ahead. Even the correction towards the end of March precipitated by the outbreak of foot and mouth disease in the hog industry was extremely short lived indicating the pent up demand. The market is being bouyed by falling interest rates and flush liquidity as well as a resurgence in the electronics and construction industries. Since the Taiwan market is still largely underweighted in regional portfolios, the market is also benefiting from foreign investors realigning their portfolios to include this surging market, now accounting for more than 12% of the regional index. Although it has outperformed, the momentum in the market continues to be strong and the Portfolio would seek to move up its Taiwan weighting to more of a market weight.

Malaysia on the other hand had taken a turn for the worst. Tightening measures to rein in property and shares financing announced by the central bank, Bank Negara, towards the end of the quarter has finally brought realization that the party is about to end. Having defied gravity for so long with its unbroken ten year record of above 8% real economic growth, the consolidation, once started, is likely to ripple through the whole overstretched economy. Although this dose of medicine or reality is for the long term good of the economy, the unfolding correction is going to be painful. The Portfolio is moving quickly to significantly underweight this market.

The money raised from Malaysia will be redeployed in both Taiwan and Hong Kong. The euphoria about the June 30, 1997 handover that had built up to a crescendo at the end of 1996 has since been somewhat punctured by rising U.S. interest rates, a faltering Dow and uncharacteristically early measures by the Hong Kong authorities to clamp down on escalating property speculation. The market index has fallen almost 10% from its peak in January and some stocks are beginning to look historically cheap and attractive again. Based on improving economic fundamentals in China and Hong Kong, once the speculative excesses have been cleared, it is likely that it will rally again ahead of the historic handover at the end of June. The Portfolio will seek to add to its Hong Kong positions with oversold blue chips and emergent red chips and China plays.

CONCLUSION

In summary, the short term outlook for the Asian market is likely to be dampened by rising U.S. interest rates and the faltering Dow. Individually, the country markets are at different points in the economic cycle and hence the significant divergence in their market performance. The greater China block comprising Taiwan, Hong Kong and China are on the upcycle and are likely to continue to outperform. Thailand and Korea are still mired in a painful consolidation and any market recovery is likely to be slow and steady rather than quick and sharp while Malaysia's consolidation has just started and probably has some ways to go. While the region's consolidation continues, stock selection is going to continue to be key for any outperformance.

Ean Wah Chin
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (98.9%)
  CHINA (0.2%)
      1,968,000    Guangshen Railway Co., Ltd., Class
                    H                                   $     851
                                                        ---------
  HONG KONG (31.3%)
      3,607,000    CDL Hotels International Ltd.            1,781
      1,802,000    Cheung Kong Holdings Ltd.               15,872
      3,338,000    China Resources Beijing Land             2,089
      1,894,000    China Resources Enterprise Ltd.          4,082
      1,079,500    Citic Pacific Ltd.                       5,350
        526,000    Cosco Pacific Ltd.                         692
      1,012,000    GZI Transport Ltd.                         594
        340,300    Hang Seng Bank Ltd.                      3,513
        355,000    Henderson Land Development Co.,
                    Ltd.                                    2,944
        472,020    Hong Kong & Shanghai Bank Holdings
                    plc                                    10,965
      4,081,000    Hong Kong Telecommunications Ltd.        6,978
      2,017,000    Hutchison Whampoa Ltd.                  15,163
      1,405,000    Kerry Properties Ltd.                    3,119
      1,198,000    Lai Sun Development Co., Ltd.            1,391
      1,567,000    New World Development Co., Ltd.          8,453
      3,299,000    Qingling Motors Co., Class H             1,756
        759,000    Shanghai Industrial Holdings Ltd.        3,330
        652,100    Sun Hung Kai Properties Ltd.             6,901
        769,060    Swire Pacific Ltd., Class A              6,054
      1,143,000    Wharf Holdings Ltd.                      4,374
        645,000    Wheelock & Co., Ltd.                     1,411
                                                        ---------
                                                          106,812
                                                        ---------
  INDONESIA (7.3%)
        848,500    Astra International (Foreign)            2,756
      3,246,683    Bank International Indonesia
                    (Foreign)                               2,468
      5,177,000    Bank Negara Indonesia (Foreign)          2,965
        811,000    Gudang Garam (Foreign)                   3,538
        627,200    Hanjaya Mandala Sampoerna
                    (Foreign)                               2,939
      2,144,824    Indah Kiat Pulp & Paper Corp.
                    (Foreign)                               1,585
        737,000    Indofood Sukses Makmur (Foreign)         1,627
      1,174,000    Matahari Putra Prima (Foreign)           1,711
      3,437,000    Telekomunikasi Indonesia (Foreign)       5,261
                                                        ---------
                                                           24,850
                                                        ---------
  KOREA (5.4%)
        107,250    Housing & Commercial Bank Korea          1,906
         21,540    Kookmin Bank (Foreign)                     376
        106,270    Kookmin Bank GDR                         1,881
        113,860    Korea Electric Power                     3,306

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
             75    Korea Mobile Telecommunications
                    Corp.                               $      70
          1,800    Korea Mobile Telecommunications
                    Corp. ADR                                  18
         38,790    LG Information & Communication
                    Ltd.                                    3,919
         59,213    Samsung Electronics                      4,674
          7,832    Samsung Electronics GDR (New)              362
        133,761    Shinhan Bank Co., Ltd.                   1,918
                                                        ---------
                                                           18,430
                                                        ---------
  MALAYSIA (23.0%)
        309,000    Arab Malaysian Corp., Bhd                1,596
        635,000    Commerce Asset Holding Bhd               4,458
        198,000    Dialog Group Bhd                         3,236
        601,000    Edaran Otomobil Nasional Bhd             6,063
      1,291,700    Genting Bhd                              8,756
        741,000    Hicom Holdings Bhd                       1,929
        813,000    IJM Corp. Bhd                            2,001
         44,000    Jaya Tiasa Holdings Bhd                    245
        848,000    Leader Universal Holdings Bhd            1,899
        760,500    Malayan Banking Bhd                      8,669
      1,319,316    Malaysian International Shipping
                    Bhd (Foreign)                           3,274
        524,000    Rashid Hussain Bhd                       4,123
      2,614,000    Renong Bhd                               4,430
      1,570,000    Resorts World Bhd                        6,715
      3,142,000    Sime Darby Bhd                          11,474
        555,000    Telekom Malaysia Bhd                     4,322
        623,757    United Engineers Ltd.                    5,437
                                                        ---------
                                                           78,627
                                                        ---------
  PHILIPPINES (4.3%)
      1,613,237    Ayala Land, Inc., Class B                1,836
     15,461,000    Digital Telecommunications
                    Philippines, Inc.                       1,431
      1,865,100    DMCI Holdings, Inc.                      1,326
        112,500    Equitable Banking Corp.                    484
     17,982,100    JG Summit Holding, Class B               4,706
        385,565    Manila Electric Co., Class B             3,071
      6,486,000    SM Prime Holdings, Inc., Class B         1,894
                                                        ---------
                                                           14,748
                                                        ---------
  SINGAPORE (13.4%)
      2,263,000    Comfort Group Ltd.                       1,802
        563,500    Development Bank of Singapore Ltd.
                    (Foreign)                               6,554
        375,000    Electronic Resources Ltd.                  545
        265,000    Jurong Shipyard Ltd.                     1,202
        490,000    Keppel Corp., Ltd.                       3,087
      1,004,000    Keppel Land Ltd.                         3,100
      1,144,000    Natsteel Ltd.                            2,756

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SINGAPORE (CONTINUED)
        567,482    Oversea-Chinese Banking Corp.
                    (Foreign)                           $   6,757
        522,000    Parkway Holdings Ltd.                    1,987
      1,487,000    SM Summit Holdings Ltd.                  1,009
        248,400    Singapore Press Holdings (Foreign)       4,523
        642,200    United Overseas Bank Ltd.
                    (Foreign)                               6,580
      1,006,000    Want Want Holdings                       2,887
        953,000    Wing Tai Holdings Ltd.                   2,810
                                                        ---------
                                                           45,599
                                                        ---------
  TAIWAN (5.6%)
        308,000    Asustek Computer, Inc.                   6,968
        593,150    Cathay Life Insurance Co., Ltd.          3,532
      2,148,400    China Steel Corp.                        2,060
      2,310,000    Far East Textiles                        3,447
        340,000    Formosa Plastics Corp.                     858
        713,000    Siliconware Precision Industries
                    Co.                                     2,291
                                                        ---------
                                                           19,156
                                                        ---------
  THAILAND (8.4%)
        467,400    Advanced Information Service PCL
                    (Foreign)                               3,998
        709,100    Bangkok Bank PCL (Foreign)               6,885
        512,800    Finance One PCL (Foreign)                  469
        911,700    National Petrochemical PCL
                    (Foreign)                                 931
        505,000    Phatra Thanakit PCL (Foreign)              905
        487,000    Shinawatra Computer Co. PCL
                    (Foreign)                               4,090
        780,800    Siam Commercial Bank PCL (Foreign)       4,572
        847,270    Thai Farmers Bank PCL (Foreign)          5,517
        189,700    United Communications Industry PCL
                    (Foreign)                               1,228
                                                        ---------
                                                           28,595
                                                        ---------
TOTAL COMMON STOCKS (Cost $339,665)                       337,668
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.4%)
  HONG KONG (0.0%)
        240,562    Lai Sun Hotels International,
                    expiring 3/23/99                           --
                                                        ---------
  INDONESIA (0.0%)
        288,594    Bank International Indonesia
                    (Foreign), expiring 1/17/00               102
                                                        ---------
  SINGAPORE (0.4%)
      1,145,750    Keppel Land Ltd., expiring
                    12/12/00                                1,198
                                                        ---------
    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------

  THAILAND (0.0%)
         98,821    Thai Farmers Bank PCL (Foreign),
                    expiring 9/15/02                    $      71
                                                        ---------
TOTAL WARRANTS (Cost $1,601)                                1,371
                                                        ---------
TOTAL FOREIGN SECURITIES (99.3%) (Cost $341,266)          339,039
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (0.4%)
  REPURCHASE AGREEMENT (0.4%)
$         1,206    Chase Securities, Inc. 6.00%,
                    dated 3/31/97, due 4/01/97, to be
                    repurchased at $1,206,
                    collateralized by U.S. Treasury
                    Bonds, 7.5%, due 11/15/16, valued
                    at $1,232 (Cost $1,206)                 1,206
                                                        ---------
  FOREIGN CURRENCY (0.4%)
     HKD    843    Hong Kong Dollar                           109
    KRW 438,000    Korean Won                                 489
     MYR    675    Malaysian Ringgit                          272
    PHP  10,689    Philippines Peso                           405
    SGD      85    Singapore Dollar                            59
     TWD  3,430    Taiwan Dollar                              125
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $1,463)                        1,459
                                                        ---------
TOTAL INVESTMENTS (100.1%) (Cost $343,935)                341,704
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.1%)
  Other Assets                                             38,637
  Liabilities                                             (38,974)
                                                        ---------
                                                             (337)
                                                        ---------
NET ASSETS (100%)                                       $ 341,367
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                               $336,043
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 18,817,943 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $17.86
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $5,324
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 298,162 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $17.86
                                                        ---------
                                                        ---------

----------------------------------

ADR        --         American Depositary Receipt
GDR        --         Global Depositary Receipt
PCL        --         Public Company Limited